Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities Classified as Held for Sale
The following table presents our information related to the major classes of assets and liabilities that were classified as held for sale in our consolidated balance sheets:

	Year ended December 31, 2023
	Current	Non current	Total
Cash and cash equivalents (Note 8)	$9,319	$—	$9,319
Restricted cash (Note 8)	16	—	16
Trade accounts receivable, net of credit expected loss (Note 9)	6	—	6
Other assets and prepaid expenses (Note 12)	2,238	—	2,238
Related parties receivables (Note 24)	2,567	—	2,567
Property and equipment (Note 13)	—	1,496	1,496
Intangible assets (Note 14)	—	8,238	8,238
Valuation allowance	—	(861)	(861)
Assets classified as held for sale	$14,146	$8,873	$23,019
Accounts payable and accrued expenses (Note 16)	$314	$—	$314
Travel accounts payable (Note 17)	175	—	175
Short-term debt and other financial liabilities (Note 7)	5,966	—	5,966
Other liabilities (Note 18)	1,915	—	1,915
Liabilities classified as held for sale	$8,370	$—	$8,370